Employee Retirement Plans - Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	$ (40)	$ (32)
Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	(3)	(3)
Deferred income taxes and other	(459)	(436)
Total net liability	(462)	(439)
Non-Qualified Plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	(12)	(12)
Deferred income taxes and other	(169)	(162)
Total net liability	$ (181)	$ (174)